Property and Equipment - Schedule of Property and Equipment (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leasehold improvements
Property, Equipment and Impairment of Long-Lived Assets
Estimated useful life	8 years 2 months 12 days	9 years 3 months 18 days